CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENT OF CHANGES IN EQUITY
Dividends (in dollars per share)	$ 0.84	$ 0.84	$ 0.84